Trade and other receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 25,020	$ 21,985
Accrued revenues	3,678	3,241
Tax credits receivable	2,567	2,423
Other receivables	362	36
Trade and other receivables	31,627	27,685
Trade receivables
Disclosure of financial assets [line items]
Loss allowance	$ (1,051)	$ (1,007)